Acquisitions (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	€ 2,101.5	€ 2,099.4
Intangibles	2,460.0	2,455.7
Inventories	472.2	410.6
Deferred tax liabilities	(464.2)	(437.6)
Trade and other payables	(731.1)	(692.0)
Assets (liabilities)	€ 2,490.4	€ 2,299.0